SEGMENT INFORMATION (Schedule of Revenue Derives From Transfer of Goods and Services) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Timing of revenue recognition
At a point in time	$ 101,352	$ 89,690	$ 96,113
Over time	628	745	922
Total	101,980	90,435	97,035
Customer [Member]
Timing of revenue recognition
At a point in time	101,352	89,690	96,113
Over time	628	745	922
Total	101,980	90,435	97,035
Americas [Member]
Timing of revenue recognition
At a point in time	77,060	63,300	64,941
Over time	628	745	922
Total	77,688	64,045	65,863
Americas [Member] | Customer [Member]
Timing of revenue recognition
At a point in time	69,780	51,438	56,637
Over time	628	745	922
Total	70,408	52,183	57,559
Ireland [Member]
Timing of revenue recognition
At a point in time	24,292	26,390	31,172
Over time
Total	24,292	26,390	31,172
Other Countries [Member]
Timing of revenue recognition
At a point in time
Over time
Total
Asia / Africa [Member] | Customer [Member]
Timing of revenue recognition
At a point in time	22,567	27,686	29,466
Over time
Total	22,567	27,686	29,466
Europe [Member] | Customer [Member]
Timing of revenue recognition
At a point in time	9,005	10,566	10,010
Over time
Total	$ 9,005	$ 10,566	$ 10,010